Share-based Compensation - Assumptions Used for Calculating Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Exercise price	$ 2.23	$ 6.34	$ 10.11
Risk free rate of interest	3.03%	3.02%	3.14%
Life of option (years)	10 years	10 years	10 years
Volatility	56.00%	56.00%	46.00%